Dec 31, 2011 Note 7 - Purchase Commitments	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 7 - Purchase Commitments [Abstract]
Dec 31, 2011 Note 7 - Purchase Commitments

NOTE 7 - PURCHASE COMMITMENTS

As of December 31, 2011 and 2010, the Company had outstanding purchase commitments for inventory totaling $166,166 and $184,592 respectively. Of these amounts, the Company had made prepayments of $41,943 as of December 31, 2011 and $73,412 as of December 31, 2010 and had commitments for future cash outlays for inventory totaling $124,223 and $111,180, respectively.